Royalty, Stream and Working Interests - Royalties, Streams and Working Interests (Details) $ in Millions, $ in Millions			6 Months Ended
	Jun. 08, 2023 USD ($)	Feb. 22, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 22, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 21, 2019 USD ($)	Feb. 21, 2019 CAD ($)
Royalty, stream and working interests
Royalty, stream and working interests, net			$ 5,086.6		$ 4,927.5	$ 5,149.3
Royalty, stream and working interest, net depletable			4,186.5		3,980.2
Royalty, stream and working interest, net non-depletable			900.1		947.3
Gain on sale of royalty interest			$ 3.7
Marathon Gold Corporation, Valentine Gold Project Acquisition
Royalty, stream and working interests
Option to buy back of NSR (as a percent)		0.50%		0.50%
Percentage of NSR	1.50%	2.00%	3.00%
Proceeds from sale of interest		$ 7.0
Purchase price	$ 45.0						$ 13.7	$ 18.0
Carrying value		$ 3.3		$ 4.5
Gain on sale of royalty interest			$ 3.7
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			8,837.4		8,531.1
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(3,750.8)		(3,603.6)
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net			941.6		865.8	903.0
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			1,681.1		1,582.7
Mining Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(739.5)		(716.9)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net			2,548.3		2,447.4	2,623.0
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			4,697.6		4,513.1
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(2,149.3)		(2,065.7)
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net			1,163.1		1,181.5	1,258.3
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			1,958.9		1,937.0
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(795.8)		(755.5)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net			356.3		371.0	308.8
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			412.5		426.6
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			(56.2)		(55.6)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net			77.3		61.8	$ 56.2
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net			87.3		71.7
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net			$ (10.0)		$ (9.9)